Fair Value Measurements (Details) - USD ($)			6 Months Ended	12 Months Ended
	Oct. 13, 2021	Mar. 25, 2021	Jun. 30, 2021	Dec. 31, 2021
Fair Value Measurements (Details) [Line Items]
Equity financing				$ 10,000
Principal amount percentage			3.00%
Fair value amount	$ 134,000	$ 122,000
Expire date		Jul. 13, 2021
FCA fair value		$ 65,000
Represents amount lower				$ 1,000
Minimum [Member]
Fair Value Measurements (Details) [Line Items]
Principal amount percentage				2.00%
Maximum [Member]
Fair Value Measurements (Details) [Line Items]
Principal amount percentage				3.00%